Note 6 - Earnings Per Share (Details) - Calculation of Earnings Per Share (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2014		Sep. 30, 2014		Jun. 30, 2014		Mar. 31, 2014		Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Basic Earnings per Share
Net income (loss) attributable to Civeo	$ (271,634)	[1]	$ 32,403	[2]	$ 13,949	[3]	$ 36,239	[4]	$ 45,453	[1]	$ 39,641	[2]	$ 32,970	[3]	$ 63,812	[4]	$ (189,043)		$ 181,876		$ 244,721
Less: undistributed net income (loss) to participating securities																	921		(743)		(1,000)
Net income (loss) attributable to Civeo’s common stockholders - basic																	(188,122)		181,133		243,721
Weighted average common shares outstanding - basic (in Shares)																	106,306		106,293		106,293
Basic earnings (loss) per share (in Dollars per share)	$ (2.54)	[1]	$ 0.30	[2]	$ 0.13	[3]	$ 0.34	[4]	$ 0.43	[1]	$ 0.37	[2]	$ 0.31	[3]	$ 0.60	[4]	$ (1.77)		$ 1.70		$ 2.29
Diluted Earnings per Share
Net income (loss) attributable to Civeo’s common stockholders – basic																	(188,122)		181,133		243,721
Less: undistributed net income (loss) to participating securities																			1		2
Net income (loss) attributable to Civeo’s common stockholders - diluted																	$ (188,122)		$ 181,134		$ 243,723
Weighted average common shares outstanding - basic (in Shares)																	106,306		106,293		106,293
Effect of dilutive securities (1) (in Shares)																		[5]	167	[5]	167	[5]
Weighted average common shares outstanding - diluted (in Shares)																	106,306		106,460		106,460
Diluted earnings (loss) per share (in Dollars per share)	$ (2.54)	[1]	$ 0.30	[2]	$ 0.13	[3]	$ 0.34	[4]	$ 0.43	[1]	$ 0.37	[2]	$ 0.31	[3]	$ 0.60	[4]	$ (1.77)		$ 1.70		$ 2.29

[1]	In the fourth quarter of 2014, we recognized the following items: Goodwill impairment losses of $202.7 million ($201.2 million after-tax, or $1.89 per diluted share) during 2014, of which $16.6 million related to our U.S. segment and $186.1 million related to our Australian segment. Fixed asset and intangible asset impairment losses of $76.2 million ($51.2 million after-tax, or $0.48 per diluted share) during 2014, of which $59.0 million related to our U.S. segment and $17.2 million related to our Canadian segment. A $34.9 million tax expense ($0.33 per diluted share) from the establishment of a deferred tax liability related to a portion of our undistributed foreign earnings which we no longer intend to indefinitely reinvest and a valuation allowance related to deferred tax assets related to capital losses not expected to be realized. Costs associated with our planned migration to Canada of $2.6 million ($1.7 million after-tax), or $0.02 per diluted share after-tax, included in Selling, general and administrative expenses on the consolidated statements of operations. Transition costs incurred associated with becoming a stand-alone company. The $0.9 million in costs ($0.6 million after-tax, or $0.01 per diluted share), which are primarily corporate in nature, are included in Spin-off and formation costs on the consolidated statements of operations.
[2]	In the third quarter of 2014, we recognized $1.0 million in transition costs associated with becoming a stand-alone company ($0.7 million after-tax, or $0.01 per diluted share). The costs, which are primarily corporate in nature, are included in Spin-Off and formation costs on the consolidated statements of operations.
[3]	In the second quarter of 2014, we recognized the following items:A charge of $9.0 million impairment ($6.3 million after-tax, or $0.06 per diluted share), related to the impairment of an intangible asset in Australia. Due to the Spin-Off, and the resulting rebranding of the Company's Australian operations from The Mac to Civeo Australia, it was determined that the fair value of an intangible asset associated with The Mac brand was zero. The charge, which is related to our Australia segment, is included in Impairment expense on the accompanying consolidated statements of operations.An impairment of certain fixed assets which were not in our custody, and for which return was determined to be uncertain. The $2.6 million impairment ($1.7 million after-tax, or $0.02 per diluted share), which is related to our U.S. segment, is included in Impairment expense on the consolidated statements of operations. Severance costs associated with the termination of an executive. The $4.1 million expense ($3.1 million after-tax, or $0.03 per diluted share), which is related to our Canadian segment, is included in Selling, general and administrative expenses on the consolidated statements of operations. $3.5 million, or $0.02 per diluted share after-tax, of losses incurred on extinguishment of debt. Transition costs incurred associated with becoming a stand-alone company. The $1.9 million in costs ($1.2 million after-tax, or $0.01 per diluted share), which are primarily corporate in nature, are included in Spin-Off and formation costs on the consolidated statements of operations.In the second quarter of 2013, we recognized $1.2 million, or $0.01 per diluted share after-tax, of losses incurred on extinguishment of debt.
[4]	In the first quarter of 2013, we recognized a gain of $4.0 million ($2.6 million after-tax, or $0.02 per diluted share) from a decrease to a liability associated with contingent acquisition consideration in our U.S. segment.
[5]	When an entity has a net loss from continuing operations, it is prohibited from including potential common shares in the computation of diluted per shareamounts. Accordingly, we have utilized the basic shares outstanding amount to calculate both basic and diluted loss per share for the year ended December 31,2014.